INTERIM CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands	Jun. 30, 2023 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 9,294
User funds	3,525
Trade receivables, net	2,177
Short-term bank deposit	20,484
Short-term investments	31,119
Other receivables and prepaid expenses	2,289
Current assets	68,888
NON-CURRENT ASSETS:
Property and equipment, net	704
Right-of-use assets, net	1,219
Intangible assets, net	8,569
Goodwill	15,628
Deferred taxes	626
Other long-term assets	1,571
Non-current assets	28,317
Total assets	97,205
CURRENT LIABILITIES:
Trade payables	3,532
User accounts	3,525
Current maturity of lease liabilities	668
Accrued expenses and other payables	6,268
Current liabilities	13,993
LONG TERM LIABILITIES:
Lease liabilities	202
Employee benefit liabilities, net	1,271
Warrants liability	3,522
Other long-term liabilities	433
Long term liabilities	5,428
EQUITY:
Share capital	0	[1]
Share premium	251,351
Reserve from remeasurement of defined benefit plans	137
Accumulated deficit	(173,704)
Total equity	77,784
Total liabilities and equity	$ 97,205

[1]	Represents an amount lower than $1.